SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Concentration and risk (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Concentration and risk
Revenues	¥ 2,651,757,646	$ 373,492,253	¥ 3,168,597,334	¥ 3,704,537,419
Accounts receivable, net	94,956,170		299,742,923		$ 13,374,297
Advances from customers	19,304,488		24,931,897		$ 2,718,980
Total purchases | Suppliers risk | Supplier X
Concentration and risk
Purchases from suppliers			¥ 354,956,312	¥ 298,264,146
Concentration risk (as a percent)			13.00%	12.00%
Total purchases | Suppliers risk | Supplier Y
Concentration and risk
Purchases from suppliers	¥ 286,132,811
Concentration risk (as a percent)	16.00%	16.00%
Revenue | Customer risk | Customer A
Concentration and risk
Revenues	¥ 319,208,693
Concentration risk (as a percent)	12.00%	12.00%
Accounts receivable | Customer risk | Customer B
Concentration and risk
Accounts receivable, net	¥ 90,892,779		¥ 135,105,131
Concentration risk (as a percent)	34.00%	34.00%	45.00%
Accounts receivable | Customer risk | Customer C
Concentration and risk
Accounts receivable, net	¥ 32,443,005
Concentration risk (as a percent)	12.00%	12.00%
Advances from customers | Customer risk | Customer D
Concentration and risk
Advances from customers	¥ 2,396,333		¥ 2,787,482
Concentration risk (as a percent)	12.00%	12.00%	11.00%